Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of promissory notes related parties
Note holder	Note Amount	Issuance Date	Unpaid Amount
S. Masjedi	150,000	12/10/2010	$122,692
A. Masjedi	500,000	6/1/2013	126,828
M. Shenkman	10,000	2/21/2012	10,000
M. Shenkman	10,000	2/23/2012	10,000
M. Shenkman	10,000	3/14/2013	6,000
M. Shenkman (Entrust)	16,000	9/9/2014	16,000
	$696,000		$291,520

Noteholder	Note Amount	Issuance Date	Unpaid Amount
S. Masjedi	$150,000	12/10/2010	$122,692
A. Masjedi	500,000	6/1/2013	231,067
M. Shenkman	10,000	2/21/2012	10,000
M. Shenkman	10,000	2/23/2102	10,000
M. Shenkman	10,000	3/14/2013	6,000
M. Shenkman	16,000	9/9/2014	16,000
Total	$696,000		$395,759

Schedule of promissory notes issued to unrelated third parties
	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/2013	$86,821
A. Rodriguez	15,000	7/22/2013	15,000
A. Rodriguez	10,000	2/21/2014	10,000
TRA Capital	106,112	3 loans	106,112
BNA Inv	223,499	6 loans	223,499
Morning View	35,000	10/26/2017	-
Brian Berg	30,000	2/1/2012	25,000
Classic Bev	73,473	5/1/2017	82,673
Crown Bridge	33,000	2/22/2018	7,996
JSJ, Investments	75,000	7/12/2017	55,000
PowerUp	119,000	7/25/2017	130,919
Tiger Trout Capital	80,000	8/8/2018	40,000
TCA Global fund	1,750,000	5/1/2018	2,150,000
	$2,636,905		$2,933,020